Shareholders' Capital - Schedule of dividends (Details) - CAD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 15, 2023	Sep. 15, 2023	Nov. 30, 2023	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends declared (in dollars per share)	$ 0.0225	$ 0.0225	$ 0.0225
Dividends declared	$ 18,381	$ 19,138		$ 37,519